SUMMARY PROSPECTUS

Lord Abbett Floating Rate Fund

SEPTEMBER 26, 2011

CLASS/TICKER
CLASS A	LFRAX	CLASS F	LFRFX	CLASS R3	LRRRX
CLASS B	N/A	CLASS I	LFRIX
CLASS C	LARCX	CLASS R2	LFRRX

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund at www.lordabbett.com/documentsandliterature. You can also get this information at no cost by calling 888-522-2388 (Option #2) or by sending an email request to literature@lordabbett.com. The current prospectus and statement of additional information dated September 26, 2011, as may be supplemented from time to time, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek a high level of current income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 187 of the Fund’s prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” on page 75 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	B	C	F, I, R2, and R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(1)	5.00%	1.00%(2)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	R2	R3
Management Fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.20%	1.00%	0.97%(3)	0.10%	None	0.60%(4)	0.50%
Other Expenses	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	0.84%	1.64%	1.61%	0.74%	0.64%	1.24%	1.14%

(1)

A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
(3)

The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

(4)	This amount has been updated from fiscal year amounts to reflect current fees and expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”), for the one-year, three-year, and five-year periods for Class B shares, and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

SUMMARY – FLOATING RATE FUND

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$309	$487	$680	$1,239	$309	$487	$680	$1,239
Class B Shares	$667	$817	$1,092	$1,730	$167	$517	$892	$1,730
Class C Shares	$264	$508	$876	$1,911	$164	$508	$876	$1,911
Class F Shares	$76	$237	$411	$918	$76	$237	$411	$918
Class I Shares	$65	$205	$357	$798	$65	$205	$357	$798
Class R2 Shares	$126	$393	$681	$1,500	$126	$393	$681	$1,500
Class R3 Shares	$116	$362	$628	$1,386	$116	$362	$628	$1,386

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46.48% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets in floating or adjustable rate senior loans. Senior loans are business loans made to borrowers that have interest rates that periodically adjust to a generally recognized base rate, such as the London Interbank Offered Rate (LIBOR) or the prime rate as set by the Federal Reserve. Senior loans typically are secured by specific collateral of the borrower and hold the most senior position in the borrower’s capital structure or share the senior position with the borrower’s other senior debt securities.

The senior loans in which the Fund may invest include bridge loans, novations, assignments, and participations. The Fund may invest in senior loans of any maturity or credit quality, but invests primarily in senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be the equivalent of below investment grade senior loans. The Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral. The Fund may invest up to 20% of its net assets in other types of debt securities and short-term instruments.

The Fund may invest up to 25% of its total assets in senior loans made to foreign-domiciled borrowers and foreign securities, including emerging market securities. The Fund expects that substantially all of the senior loans in which it invests will be U.S. dollar-denominated.

SUMMARY – FLOATING RATE FUND

In addition, the Fund may invest up to 10% of its net assets in derivative instruments, including options, futures contracts, forward contracts and swap agreements. The Fund may use such instruments in order to seek to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in debt securities, the value of which will fluctuate in response to economic conditions and market movements. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Senior Loan Risk: The Fund’s investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

•

High-Yield Securities Risk: Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of high-yield debt securities, or junk bonds, to make principal and interest payments and such companies are more likely to default on their payments of interest and

SUMMARY – FLOATING RATE FUND

principal owed than issuers of investment grade bonds. Lower-rated investments also may be subject to greater price volatility than higher-rated investments.

•

Credit Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the Fund’s high yield debt securities, which have lower credit ratings.

•

Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates. The interest rates on senior loans adjust periodically and may not correlate to prevailing interest rates during the periods between rate adjustments.

•

Liquidity Risk: The majority of the Fund’s assets is likely to be invested in securities that are considerably less liquid than those traded on national exchanges. Such securities may be more difficult to value and the prices of senior loans also may be adversely affected by supply-demand imbalances. The frequency and magnitude of such changes cannot be predicted.

•

Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. These risks generally are greater for emerging market securities.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in this prospectus.

SUMMARY – FLOATING RATE FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for B shares because the Fund has not issued Class B shares to date.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares*

Best Quarter 2nd Q ‘09 +11.57%	Worst Quarter 4th Q ‘08 -17.64%

*	The year-to-date return for Class A shares as of June 30, 2011 was +2.19%.

The table below shows how the average annual total returns of the Fund’s Class A, C, F, I, R2, and R3 shares compare to a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 2.25%; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, R2, and R3 shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on

SUMMARY – FLOATING RATE FUND

distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)
Class	1 Year	Life of Class	Inception Date for Performance
Class A Shares			12/31/2007
Before Taxes	5.75%	3.25%
After Taxes on Distributions	3.70%	1.04%
After Taxes on Distributions and Sale of Fund Shares	3.72%	1.44%
Class C Shares	7.35%	3.32%	12/31/2007
Class F Shares	8.30%	4.20%	12/31/2007
Class I Shares	8.57%	4.44%	12/31/2007
Class R2 Shares	8.59%	4.24%	12/31/2007
Class R3 Shares	8.06%	4.09%	12/31/2007
Index
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)	9.97%	4.31%	12/31/2007

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The portfolio managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Investment Management Team Since
Christopher J. Towle, Partner and Director	2007
Joel G. Serebransky, Portfolio Manager	2011

SUMMARY – FLOATING RATE FUND

PURCHASE AND SALE OF FUND SHARES

The minimum initial and additional amounts shown below vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described below. For Class I shares, the minimum investment shown below applies to certain types of institutional investors.

Investment Minimums — Initial/Additional Investments
Class	A and C	F, P, R2, and R3	I
General	$1,000/No minimum	No minimum	$1 million minimum
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	N/A	N/A
Invest-A-Matic	$250/$50	N/A	N/A

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

TAX INFORMATION

A Fund’s distributions, if any, generally are taxable to you as ordinary income, capital gains or a combination of the two, and also may be subject to state and local taxes. Certain taxes on distributions may not apply to tax exempt investors or tax deferred accounts, such as a 401(k) plan or an IRA.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

SUMMARY – FLOATING RATE FUND

NOTES:

Investment Company Act File Number: 811-07988

00078328	LAFR-7SUM (9/11)